Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Segment Information
The following tables represent our segment information (in thousands):

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Marketplace	Resale	Consolidated	Marketplace	Resale	Consolidated
Revenues	$154,388	$33,745	$188,133	$430,119	$84,457	$514,576
Cost of revenues (exclusive of depreciation and amortization shown separately below)	23,923	26,539	50,462	66,749	64,089	130,838
Marketing and selling	77,006	—	77,006	196,970	—	196,970

Contribution margin	$53,459	$7,206	60,665	$166,400	$20,368	186,768
General and administrative			37,225			107,921
Depreciation and amortization			3,301			8,603
Change in fair value of contingent consideration			20			(998)

Income from operations			20,119			71,242
Interest expense – net			2,544			8,596
Other income			(1,038)			(365)

Income before income taxes			$18,613			$63,011

	Three Months Ended September 30, 2022			Nine Months Ended September 30, 2022
	Marketplace	Resale	Consolidated	Marketplace	Resale	Consolidated
Revenues	$130,542	$26,276	$156,818	$370,972	$64,312	$435,284
Cost of revenues (exclusive of depreciation and amortization shown separately below)	17,950	19,667	37,617	52,912	49,291	102,203
Marketing and selling	66,323	—	66,323	179,963	—	179,963

Contribution margin	$46,269	$6,609	52,878	$138,097	$15,021	153,118
General and administrative			30,239			95,721
Depreciation and amortization			2,158			5,269
Change in fair value of contingent consideration			(1,220)			(1,220)

Income from operations			21,701			53,348
Interest expense – net			2,901			9,542
Loss on extinguishment of debt			—			4,285
Other expenses			(65)			(6,618)

Income before income taxes			$18,865			$46,139

Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Segment Information
The following table represents our segment information for the year ended December 31, 2022 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$511,094	$89,180	$600,274
Cost of revenues (exclusive of depreciation and amortization shown separately below)	73,126	67,382	140,508
Marketing and selling	248,375	—	248,375

Contribution margin	$189,593	$21,798	211,391
General and administrative			127,619
Depreciation and amortization			7,732
Change in fair value of contingent consideration			(2,065)

Income from operations			78,105
Interest expense – net			12,858
Loss on extinguishment of debt			4,285
Other income			(8,227)

Income before income taxes			$69,189

The following table represents our segment information for the year ended December 31, 2021 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$389,668	$53,370	$443,038
Cost of revenues (exclusive of depreciation and amortization shown separately below)	51,702	38,915	90,617
Marketing and selling	181,358	—	181,358

Contribution margin	$156,608	$14,455	171,063
General and administrative			92,170
Depreciation and amortization			2,322

Income from operations			76,571
Interest expense – net			58,179
Loss on extinguishment of debt			35,828
Other expenses			1,389

Loss before income taxes			$(18,825)

The following table represents our segment information for the year ended December 31, 2020 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$23,281	$11,796	$35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	13,741	10,949	24,690
Marketing and selling	38,121	—	38,121

Contribution margin	$(28,581)	$847	(27,734)
General and administrative			66,199
Depreciation and amortization			48,247
Impairment charges			573,838

Loss from operations			(716,018)
Interest expense—net			57,482
Loss on extinguishment of debt			685

Net loss			$(774,185)